UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust

(Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200

Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

111 West Monroe St

Chicago, IL 60603
(Name and address of agent for service)

800-621-1675

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1. Reports to Stockholders.

ANNUAL REPORT

INNOVATOR

INNOVATOR IBD® 50 ETF (FFTY)
INNOVATOR IBD® ETF LEADERS ETF (LDRS)
INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF (BOUT)
INNOVATOR LOUP FRONTIER TECH ETF (LOUP)

October 31, 2018

INNOVATOR ETFs TRUST

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the period ended October 31, 2018.

Thank you for your continued support of our growing family of ETFs including ETFs based on Investor’s Business Daily’s time-tested methodology. In addition to the Innovator IBD® 50 ETF, we are proud to now offer the Innovator IBD® ETF Leaders ETF, launched in December of 2017, along with the Innovator IBD® Breakout Opportunities ETF, which debuted in September of 2018.

Volatility returned to the markets, ending a fairly peaceful ten-year bull market. Concerns of a recession emerged as the Fed continued to raise rates, precarious trade negotiations caused foreign markets to retreat and analysts grew increasingly concerned that we are late in the business cycle.

Companies with earnings and price momentum were most vulnerable during the reporting period as volatility came back into play after years of stable growth. Investor’s Business Daily earnings growth approach was not immune and struggled during the period. The IBD®-based ETFs experienced positive inflows during the reporting period as investors sought to gain access to IBD’s investment approach through a tax-efficient ETF vehicle. There were no capital gain distributions for any of the ETF’s based on Investor’s Business Daily methodology despite higher levels of fund turnover.

We are also proud to partner with Loup Ventures and Gene Munster to bring you the Innovator Loup Frontier Tech ETF which debuted in July of 2018, providing access to some of the most cutting-edge technology companies in the world. The newly launched fund performed in line with other technology stocks that performed well going into the fall but then corrected in the month of October as market volatility gave investors pause. The fund will not pay a capital gain distribution for the reporting period.

Sincerely,

Bruce Bond

Chief Executive Officer

3

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

Investing involves risks. Principal loss is possible. Along with general market risks, an ETF that concentrates its investments in the securities of a particular industry, market, sector, or geographic area may be more volatile than a fund that invests in a broader range of industries. Information technology companies face intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources or personnel or face obsolescence due to rapid technological developments, new product introduction, and unpredictable changes in growth rates, which may have an adverse effect on profit margins. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. This risk is greater for emerging markets. Small- and mid-cap companies can have limited liquidity and greater volatility than large-cap companies.

Distributor: Foreside Fund Services, LLC

4

INNOVATOR IBD® 50 ETF

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to October 31, 2018 as compared with the S&P 500® Index.

Innovator IBD® 50 ETF

Growth of a Hypothetical $10,000 Investment

at October 31, 2018 vs. S&P 500® Index

	Average Annual
	Total Returns As of
	October 31, 2018
			Since
	1 Year	3 Years	Inception(1)
Innovator IBD® 50 ETF
NAV Return	-6.15%	10.81%	6.50%
Market Return	-6.13%	10.82%	6.54%
S&P 500® Index	7.35%	11.52%	9.92%
IBD® 50 Index(2)	N/A	N/A	-13.05 (3)

(1)	Inception date is April 8, 2015
(2)	The Fund began tracking the IBD® 50 Index on November 20, 2017.
(3)	Since Inception return is cumulative and from the date the Fund began tracking the IBD® 50 Index, November 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 1.03% and 0.80%, respectively. For the most recent month-end performance, please visit the Fund’s website at innovatoretfs.com

5

INNOVATOR IBD® 50 ETF

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund, the S&P 500® Index and the IBD® 50 Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® 50 Index is a weekly, rule-based, computer-generated stock index compiled and published by Investor’s Business Daily® that seeks to identify the current top 50 growth stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

6

INNOVATOR IBD® ETF LEADERS ETF

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® ETF Leaders ETF from its inception (December 20, 2017) to October 31, 2018 as compared with the S&P 500® Index and IBD® ETF Leaders Index.

Innovator IBD® ETF Leaders ETF

Growth of a Hypothetical $10,000 Investment

at October 31, 2018 vs. S&P 500® Index and IBD® ETF Leaders Index

Total Returns As of
October 31, 2018
Since
Inception(1)
Innovator IBD® ETF Leaders ETF
NAV Return	-9.95%
Market Return	-9.79%
S&P 500® Index	2.83%
IBD® ETF Leaders Index	-9.56%

(1)	Inception date is December 20, 2017

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 1.16%. This expense ratio includes acquired fund fees and expenses of 0.56%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

7

INNOVATOR IBD® ETF LEADERS ETF

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the S&P 500® Index and the IBD® ETF Leaders Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® ETF Leaders Index is a rule-based index compiled and published by Investor’s Business Daily® that seeks to outperform the broader equity and fixed income markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

8

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® Breakout Opportunities ETF from its inception (September 12, 2018) to October 31, 2018 as compared with the S&P 500® Index and IBD® Breakout Stocks Index.

Innovator IBD® Breakout Opportunities ETF

Growth of a Hypothetical $10,000 Investment

at October 31, 2018 vs. S&P 500® Index and IBD® Breakout Stocks Index

Total Returns As of
October 31, 2018
Since
Inception(1)
Innovator IBD® Breakout Opportunities ETF
NAV Return	-18.95%
Market Return	-18.36%
S&P 500® Index	-5.95%
IBD® Breakout Stocks Index	-18.83%

(1)	Inception date is September 12, 2018

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent month-end performance, please visit the Fund’s website at innovatoretfs.com

9

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the S&P 500® Index and the IBD® Breakout Stocks Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® Breakout Stocks Index is a rule-based index compiled and published by Investor’s Business Daily® that seeks to provide opportunistic investment exposure to those stocks with the potential to “break out” or experience a period of sustained price growth beyond the stock’s recent “resistance level,” with consideration for various market conditions.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

10

INNOVATOR LOUP FRONTIER TECH ETF

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Loup Frontier Tech ETF from its inception (July 24, 2018) to October 31, 2018 as compared with the Dow Jones Global Index and Loup Frontier Tech Index.

Innovator Loup Frontier Tech ETF

Growth of a Hypothetical $10,000 Investment

at October 31, 2018 vs. Dow Jones Global Index and Loup Frontier Tech Index

Total Returns As of
October 31, 2018
Since
Inception(1)
Innovator Loup Frontier Tech ETF
NAV Return	-8.92%
Market Return	-8.56%
Dow Jones Global Index	-6.52%
Loup Frontier Tech Index	-9.36%

(1)	Inception date is July 24, 2018

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.70%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

11

INNOVATOR LOUP FRONTIER TECH ETF

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the Dow Jones Global Index and the Loup Frontier Tech Index include the reinvestment of all dividends, if any.

The Dow Jones Global Index is an unmanaged, capitalization-weighted index generally representative of the global market.

The Loup Frontier Tech Index is a rules-based stock index that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

12

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2018 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 to October 31, 2018 for each Fund.

For the Innovator IBD® Breakout Opportunities and Loup Frontier Tech ETFs the actual account values and actual expenses are based on the periods from September 12, 2018 and July 24, 2018 (the inception dates of the Funds) to October 31, 2018, respectively.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period
Innovator IBD® 50 ETF (NAV)	$1,000.00	$944.20	$3.92	(1)
Innovator IBD® ETF Leaders ETF (NAV)	1,000.00	940.70	2.93	(1)
Innovator IBD® Breakout Opportunities ETF (NAV)	1,000.00	810.50	0.97	(2)
Innovator Loup Frontier Tech ETF (NAV)	1,000.00	910.80	1.81	(3)

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

(2)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 49/365 (to reflect the period since the Fund’s inception on September 12, 2018).

(3)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 99/365 (to reflect the period since the Fund’s inception on July 24, 2018).

13

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2018 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds.  Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period(1)
Innovator IBD® 50 ETF (NAV)	$1,000.00	$1,021.17	$4.08
Innovator IBD® ETF Leaders ETF (NAV)	1,000.00	1,022.18	3.06
Innovator IBD® Breakout Opportunities ETF (NAV)	1,000.00	1,021.17	4.08	(2)
Innovator Loup Frontier Tech ETF (NAV)	1,000.00	1,021.68	3.57	(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).
(2)	For comparative purposes only as the Fund was not in operation for the full six month period.

14

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2018

	Shares	Value
COMMON STOCKS - 86.70%
Aerospace/Defense - 3.02%
HEICO Corp.	158,692	$13,303,150
Auto Parts & Equipment - 1.96%
Allison Transmission Holdings, Inc.	196,293	8,652,595
Building Materials - 2.91%
PGT Innovations, Inc. (a)	632,523	12,814,916
Commercial Services - 8.37%
Euronet Worldwide, Inc. (a)	117,417	13,054,422
HealthEquity, Inc. (a)	187,618	17,223,332
PayPal Holdings, Inc. (a)	52,048	4,381,921
TransUnion	33,849	2,225,572
		36,885,247
Computers - 9.50%
Apple, Inc.	60,318	13,201,198
CyberArk Software Ltd. (a)	222,775	15,206,622
Lumentum Holdings, Inc. (a)	161,811	8,842,971
NetApp, Inc.	58,282	4,574,554
		41,825,345
Distribution/Wholesale - 0.51%
KAR Auction Services, Inc.	39,564	2,252,774
Diversified Financial Services - 0.89%
Pagseguro Digital Ltd. - Class A (a)	145,357	3,923,185
Food - 2.96%
McCormick & Co., Inc.	30,610	4,407,840
Sprouts Farmers Market, Inc. (a)	321,036	8,632,658
		13,040,498
Healthcare-Products - 6.22%
Globus Medical, Inc. - Class A (a)	167,126	8,832,610
IDEXX Laboratories, Inc. (a)	10,449	2,216,442
Integra LifeSciences Holdings Corp. (a)	140,333	7,517,639
Masimo Corp. (a)	75,969	8,782,016
		27,348,707
Healthcare-Services - 3.74%
Encompass Health Corp.	179,213	12,061,035
UnitedHealth Group, Inc.	16,874	4,410,020
		16,471,055

The accompanying notes are an integral part of these financial statements.

15

INNOVATOR IBD® 50 ETF

Schedule of Investments (Continued)

October 31, 2018

	Shares	Value
Insurance - 0.51%
Arthur J Gallagher & Co.	30,308	$2,243,095
Internet - 6.50%
Match Group, Inc. (a)	303,071	15,674,832
Netflix, Inc. (a)	42,983	12,971,410
		28,646,242
Leisure Time - 3.18%
Planet Fitness, Inc. - Class A (a)	285,500	14,015,195
Machinery-Diversified - 1.00%
Cactus, Inc. - Class A (a)	131,400	4,396,644
Pharmaceuticals - 0.52%
PRA Health Sciences, Inc. (a)	23,574	2,283,613
Retail - 24.09%
American Eagle Outfitters, Inc.	390,991	9,016,252
Dave & Buster's Entertainment, Inc.	152,804	9,099,478
Dollar General Corp.	77,930	8,679,843
Five Below, Inc. (a)	135,744	15,450,382
Lululemon Athletica, Inc. (a)	112,709	15,861,538
Starbucks Corp.	37,243	2,170,150
Texas Roadhouse, Inc.	32,881	1,987,985
The TJX Companies, Inc.	40,708	4,472,995
Tractor Supply Co.	102,741	9,440,870
ULTA Salon, Cosmetics & Fragrance, Inc. (a)	56,682	15,560,344
Wingstop, Inc.	229,391	14,364,465
		106,104,302
Semiconductors - 0.51%
Brooks Automation, Inc.	72,949	2,263,607
Software - 9.29%
Cadence Design Systems, Inc. (a)	95,865	4,272,703
RealPage, Inc. (a)	80,591	4,271,323
ServiceNow, Inc. (a)	88,922	16,098,439
Veeva Systems, Inc. - Class A (a)	177,937	16,254,545
		40,897,010
Transportation - 1.02%
Canadian Pacific Railway Ltd.	22,002	4,510,410
TOTAL COMMON STOCKS (Cost $389,300,122)		$381,877,590

The accompanying notes are an integral part of these financial statements.

16

INNOVATOR IBD® 50 ETF

Schedule of Investments (Continued)

October 31, 2018

	Shares	Value
MASTER LIMITED PARTNERSHIPS - 3.56%
Oil & Gas - 3.56%
Viper Energy Partners LP	435,922	$15,675,755
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,150,826)		15,675,755

REAL ESTATE INVESTMENT TRUSTS - 9.84%
Diversified - 2.95%
VICI Properties, Inc.	602,838	13,015,272
Health Care - 5.91%
CareTrust REIT, Inc.	739,204	13,054,343
Sabra Health Care REIT, Inc.	599,218	12,973,070
		26,027,413
Mortgage - 0.49%
Ladder Capital Corp.	127,942	2,154,543
Single Tenant - 0.49%
STORE Capital Corp.	73,671	2,138,669
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $43,141,251)		43,335,897

SHORT TERM INVESTMENTS - 0.00%
Money Market Funds - 0.00%
Fidelity Government Portfolio - Class I, 2.06% (b)	6,764	6,764
TOTAL SHORT TERM INVESTMENTS (Cost $6,764)		6,764

Total Investments (Cost $444,598,963) - 100.10%		440,896,006
Liabilities in Excess of Other Assets - (0.10)%		(444,811)
TOTAL NET ASSETS - 100.00%		$440,451,195

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

% of
Asset Type	Net Assets
Common Stocks	86.70%
Master Limited Partnerships	3.56
Real Estate Investment Trusts	9.84
Short Term Investments	0.00
Total Investments	100.10
Liabilities in Excess of Other Assets	(0.10)
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

17

INNOVATOR IBD® ETF LEADERS ETF

Schedule of Investments

October 31, 2018

	Shares	Value
EXCHANGE TRADED FUNDS - 100.00%
Other Investment Pools and Funds - 100.00%
ARK Genomic Revolution Multi-Sector ETF	43,645	$1,206,348
Consumer Discretionary Select Sector SPDR Fund	12,447	1,311,665
ETFMG Prime Cyber Security ETF	36,361	1,309,723
Fidelity MSCI Health Care Index ETF	31,182	1,346,750
Fidelity MSCI Information Technology Index ETF	24,219	1,332,045
First Trust Cloud Computing ETF	25,726	1,337,237
First Trust NYSE Arca Biotechnology Index Fund (a)	9,207	1,231,528
First Trust Technology AlphaDEX Fund	22,965	1,273,639
Health Care Select Sector SPDR Fund	15,336	1,360,304
Innovator IBD 50® ETF (c)	37,960	1,187,389
Invesco QQQ Trust Series 1	7,856	1,334,106
Invesco S&P SmallCap Health Care ETF	10,395	1,269,230
iShares Edge MSCI USA Momentum Factor ETF	12,263	1,315,452
iShares North American Tech-Software ETF	7,120	1,304,811
iShares Russell 1000 Growth ETF	9,356	1,329,300
iShares S&P 500 Growth ETF	8,239	1,341,968
iShares U.S. Medical Devices ETF	6,414	1,316,345
iShares US Aerospace & Defense ETF	6,743	1,292,768
Schwab U.S. Large-Cap Growth ETF	17,789	1,335,420
SPDR Portfolio S&P 500 Growth ETF	38,172	1,341,364
SPDR S&P Aerospace & Defense ETF	14,657	1,292,015
SPDR S&P Health Care Equipment ETF	16,619	1,283,319
Vanguard Health Care ETF	8,091	1,347,395
Vanguard Information Technology ETF	7,204	1,335,550
Vanguard Mega Cap Growth ETF	11,385	1,331,362
TOTAL EXCHANGE TRADED FUNDS (Cost $36,155,741)		32,667,033

SHORT TERM INVESTMENTS - 0.07%
Money Market Funds - 0.07%
Fidelity Government Portfolio - Class I, 2.06% (b)	23,026	23,026
TOTAL SHORT TERM INVESTMENTS (Cost $23,026)		23,026

Total Investments (Cost $36,178,767) - 100.07%		32,690,059
Liabilities in Excess of Other Assets - (0.07)%		(22,875)
TOTAL NET ASSETS - 100.00%		$32,667,184

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.
(c)	Affliated Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

18

INNOVATOR IBD® ETF LEADERS ETF

Schedule of Investments (Continued)

October 31, 2018

% of
Asset Type	Net Assets
Exchange Traded Funds	100.00%
Short Term Investments	0.07
Total Investments	100.07
Liabilities in Excess of Other Assets	(0.07)
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

19

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2018

	Shares	Value
COMMON STOCKS - 84.38%
Aerospace/Defense - 6.99%
HEICO Corp.	6,760	$566,691
Auto Manufacturers - 2.00%
Tesla, Inc. (a)	480	161,914
Biotechnology - 6.23%
Illumina, Inc. (a)	1,624	505,308
Commercial Services - 12.14%
Euronet Worldwide, Inc. (a)	5,016	557,679
Grand Canyon Education, Inc. (a)	664	82,801
HealthEquity, Inc. (a)	3,744	343,699
		984,179
Computers - 10.92%
Apple, Inc.	2,576	563,783
CyberArk Software Ltd. (a)	4,704	321,095
		884,878
Distribution/Wholesale - 2.03%
Core-Mark Holding Co, Inc.	4,288	164,702
Diversified Financial Services - 2.03%
CME Group, Inc.	896	164,183
Healthcare-Services - 7.46%
Cigna Corp.	384	82,103
Encompass Health Corp.	7,760	522,248
		604,351
Internet - 10.48%
Match Group, Inc. (a)	6,488	335,559
Twitter, Inc. (a)	14,792	514,022
		849,581
Leisure Time - 4.13%
Planet Fitness, Inc. - Class A (a)	6,824	334,990
Retail - 19.97%
American Eagle Outfitters, Inc.	24,176	557,498
Cracker Barrel Old Country Store, Inc.	504	79,975
Dunkin' Brands Group, Inc.	1,088	78,945

The accompanying notes are an integral part of these financial statements.

20

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments (Continued)

October 31, 2018

	Shares	Value
Five Below, Inc. (a)	4,336	$493,524
Lululemon Athletica, Inc. (a)	1,184	166,624
ULTA Salon, Cosmetics & Fragrance, Inc. (a)	584	160,320
Walmart, Inc.	808	81,026
		1,617,912
TOTAL COMMON STOCKS (Cost $6,845,788)		6,838,689

MASTER LIMITED PARTNERSHIPS - 5.85%
Oil & Gas - 5.85%
Viper Energy Partners LP	13,176	473,809
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $515,281)		473,809

REAL ESTATE INVESTMENT TRUSTS - 9.77%
Diversified - 3.90%
VICI Properties, Inc.	14,624	315,732
Health Care - 5.87%
CareTrust REIT, Inc.	26,960	476,114
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $802,524)		791,846

SHORT TERM INVESTMENTS - 0.17%
Money Market Funds - 0.17%
Fidelity Government Portfolio - Class I, 2.06% (b)	14,158	14,158
TOTAL SHORT TERM INVESTMENTS (Cost $14,158)		14,158

Total Investments (Cost $8,177,751) - 100.17%		8,118,502
Liabilities in Excess of Other Assets - (0.17)%		(13,729)
TOTAL NET ASSETS - 100.00%		$8,104,773

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

% of
Asset Type	Net Assets
Common Stocks	84.38%
Master Limited Partnerships	5.85
Real Estate Investment Trusts	9.77
Short Term Investments	0.17
Total Investments	100.17
Liabilities in Excess of Other Assets	(0.17)
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

21

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

October 31, 2018

	Shares	Value
COMMON STOCKS - 99.91%
Aerospace/Defense - 2.69%
Aerovironment, Inc. (a)	3,740	$336,488
Auto Manufacturers - 4.18%
Tesla, Inc. (a)	1,551	523,183
Computers - 6.37%
BlackBerry Ltd. (a)	42,658	393,851
Lumentum Holdings, Inc. (a)	7,381	403,371
		797,222
Electrical Components & Equipment - 5.37%
LG Innotek Co., Ltd.	6,182	672,693
Electronics - 15.84%
FARO Technologies, Inc. (a)	7,018	354,690
FLIR Systems, Inc.	7,095	328,569
II-VI, Inc. (a)	15,202	565,971
Renishaw Plc	6,545	352,536
Trimble, Inc. (a)	10,208	381,575
		1,983,341
Healthcare-Products - 7.29%
Intuitive Surgical, Inc. (a)	792	412,775
Mazor Robotics Ltd. - ADR (a)	8,602	500,808
		913,583
Home Furnishings - 6.23%
Sonos, Inc. (a)	31,229	396,921
Sony Corp. - ADR (a)	7,084	383,457
		780,378
Machinery-Diversified - 10.55%
Harmonic Drive Systems, Inc.	12,100	368,356
Keyence Corp.	1,100	539,106
Yaskawa Electric Corp.	14,300	413,786
		1,321,248
Miscellaneous Manufacturing - 5.41%
Fabrinet Co., Ltd. (a)	15,653	678,088
Office/Business Equipment - 4.47%
Datalogic SpA	19,041	559,655

The accompanying notes are an integral part of these financial statements.

22

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments (Continued)

October 31, 2018

	Shares	Value
Semiconductors - 21.95%
Advanced Micro Devices, Inc. (a)	14,047	$255,796
Himax Technologies, Inc. - ADR	69,663	369,911
Micron Technology, Inc. (a)	9,900	373,427
NVIDIA Corp.	1,683	354,827
SK Hynix, Inc.	10,296	616,197
STMicroelectronics NV	23,573	358,312
Teradyne, Inc.	12,210	420,634
		2,749,104
Software - 3.41%
Immersion Corp. (a)	42,636	426,786
Telecommunications - 6.15%
Finisar Corp. (a)	23,991	400,410
HTC Corp. (a)	341,000	370,281
		770,691
TOTAL COMMON STOCKS (Cost $14,283,411)		12,512,460

SHORT TERM INVESTMENTS - 0.14%
Money Market Funds - 0.14%
Fidelity Government Portfolio - Class I, 2.06% (b)	17,144	17,144
TOTAL SHORT TERM INVESTMENTS (Cost $17,144)		17,144

Total Investments (Cost $14,300,555) - 100.05%		12,529,604
Liabilities in Excess of Other Assets - (0.05)%		(5,859)
TOTAL NET ASSETS - 100.00%		$12,523,745

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

23

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments (Continued)

October 31, 2018

COUNTRY	% of Net Assets
Canada	3.14%
Israel	4.00
Italy	4.47
Japan	13.61
South Korea	10.29
Switzerland	2.86
Taiwan	5.91
Thailand	5.41
United Kingdom	2.81
United States	47.39
Total Country	99.91
SHORT TERM INVESTMENTS	0.14
TOTAL INVESTMENTS	100.05
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.05)
TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

24

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2018

	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF

Assets:
Investments, at value(1)	$440,896,006	$31,502,670	$8,118,502	$12,529,604
Investments in affiliates, at value(2)	–	1,187,389	–	–
Cash	–	–	338	–
Dividends, interest and other receivables	14,089	58	102	5,200
Receivable for investments sold	–	2,249,673	5,135,478	285,593
Prepaid expenses	9,318	–	–	–
Total Assets	440,919,413	34,939,790	13,254,420	12,820,397

Liabilities:
Payable for fund shares redeemed	–	2,252,910	–	–
Payable to Adviser	248,954	19,696	6,882	7,808
Payable for investments purchased	–	–	5,142,765	276,939
Payable to Trustees	19,760	–	–	–
Payable to Custodian	4,214	–	–	11,382
Accrued expenses and other liabilities	195,290	–	–	523
Total Liabilities	468,218	2,272,606	5,149,647	296,652
Net Assets	$440,451,195	$32,667,184	$8,104,773	$12,523,745

Net Assets Consist of:
Capital stock	$550,936,000	$42,249,191	$10,083,993	$14,644,328
Total distributable earnings/(accumulated deficit)	(110,484,805)	(9,582,007)	(1,979,220)	(2,120,583)
Net Assets	$440,451,195	$32,667,184	$8,104,773	$12,523,745

Net Asset Value:
Net Assets	$440,451,195	$32,667,184	$8,104,773	$12,523,745
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	14,100,000	1,450,002	400,000	550,001
Net asset value price per share	$31.24	$22.53	$20.26	$22.77

(1) Cost of investments	$444,598,963	$34,765,516	$8,177,751	$14,300,555
(2) Cost of investments in affiliates	–	1,413,251	–	–

The accompanying notes are an integral part of these financial statements.

25

INNOVATOR ETFs TRUST

Statements of Operations

	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
	Year Ended October 31, 2018	Period Ended October 31, 2018 (1)	Period Ended October 31, 2018 (2)	Period Ended October 31, 2018 (3)
Investment Income:
Dividends	$1,443,455	$256,767	$4,888	$13,132
Less: Foreign withholding taxes withheld and issuance fees	(7,449)	–	–	(656)
Interest	21,404	1,396	51	146
	1,457,410	258,163	4,939	12,622

Expenses:
Investment advisory fee	2,740,352	272,084	9,389	18,882
Professional fees	195,508	–	–	–
Administration fees	145,278	–	–	–
Fund accounting fees	2,945	–	–	–
Trustee fees and expenses	47,001	–	–	–
Printing and mailing expenses	63,942	–	–	–
Custody fees	23,403	–	–	–
Insurance expense	13,145	–	–	–
Registration fees	51,968	–	–	–
Other expenses	12,094	–	–	–
Total expenses before expense limitation	3,295,636	272,084	9,389	18,882
Net advisory recoupment/(waivers)	(163,860)	–	–	–
Net expenses	3,131,776	272,084	9,389	18,882
Net Investment Income/(Loss)	(1,674,366)	(13,921)	(4,450)	(6,260)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments and foreign currency transactions	(104,284,671)	(6,329,751)	(1,915,521)	(343,549)
Redemptions sold in-kind	74,267,163	2,516,043	(88,767)	341,932
Investments in affiliates	–	(32,157)	–	–
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency transactions	(19,992,056)	(3,262,846)	(59,249)	(1,771,131)
Investments in affiliates	–	(225,862)	–	–
Net realized and unrealized gain/(loss)	(50,009,564)	(7,334,573)	(2,063,537)	(1,772,748)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(51,683,930)	$(7,348,494)	$(2,067,987)	$(1,779,008)

(1) Since Fund's commencement of operations on December 20, 2017.

(2) Since Fund's commencement of operations on September 12, 2018.

(3) Since Fund's commencement of operations on July 24, 2018.

The accompanying notes are an integral part of these financial statements.

26

INNOVATOR IBD® 50 ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2018	Period Ended October 31, 2017 (1)	Year Ended November 30, 2016

Operations:
Net investment income/(loss)	$(1,674,366)	$(105,998)	$(56,528)
Net realized gain/(loss)	(30,017,508)	6,211,178	(1,841,798)
Net change in unrealized appreciation/(depreciation)	(19,992,056)	12,105,699	(1,434,392)
Net increase/(decrease) in net assets resulting from operations	(51,683,930)	18,210,879	(3,332,718)

Dividends and distributions to shareholders:
Net distributions to shareholders	(477,422)	–	–

Fund Share Transactions:
Proceeds from shares sold in-kind	824,544,395	128,836,927	–
Cost of shares redeemed in-kind	(513,641,950)	(1,268,980)	(31,348,295)
Transaction fees (see Note 6)	341	–	–
Net increase/(decrease) in net assets from capital share transactions	310,902,786	127,567,947	(31,348,295)

Total increase/(decrease) in net assets	258,741,434	145,778,826	(34,681,013)

Net Assets:
Beginning of period	181,709,761	35,930,935	70,611,948
End of period	$440,451,195	$181,709,761 (2)	$35,930,935 (3)

Change in Shares Outstanding:
Shares sold in-kind	23,500,000	4,000,000	–
Shares redeemed in-kind	(14,850,000)	(50,000)	(1,500,000)
Net increase/(decrease)	8,650,000	3,950,000	(1,500,000)

(1)	The period ended October 31, 2017 consists of eleven months due to the Fund’s fiscal year end change.
(2)	Includes accumulated undistributed net investment income/(loss) of $224,197.
(3)	Includes accumulated undistributed net investment income/(loss) of $(92,502).

The accompanying notes are an integral part of these financial statements.

27

INNOVATOR IBD® ETF LEADERS ETF

Statement of Changes in Net Assets

Period Ended October 31, 2018 (1)

Operations:
Net investment income/(loss)	$(13,921)
Net realized gain/(loss)	(3,845,865)
Net change in unrealized appreciation/(depreciation)	(3,488,708)
Net increase/(decrease) in net assets resulting from operations	(7,348,494)

Dividends and distributions to shareholders:
Net distributions to shareholders	(36,672)

Fund Share Transactions:
Proceeds from shares sold in-kind	140,583,835
Cost of shares redeemed in-kind	(100,531,485)
Net increase/(decrease) in net assets from capital share transactions	40,052,350

Total increase/(decrease) in net assets	32,667,184

Net Assets:
Beginning of period	—
End of period	$32,667,184

Change in Shares Outstanding:
Shares sold in-kind	5,450,002
Shares redeemed in-kind	(4,000,000)
Net increase/(decrease)	1,450,002

(1)	Since Fund's commencement of operations on December 20, 2017.

The accompanying notes are an integral part of these financial statements.

28

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Statement of Changes in Net Assets

Period Ended October 31, 2018 (1)

Operations:
Net investment income/(loss)	$(4,450)
Net realized gain/(loss)	(2,004,288)
Net change in unrealized appreciation/(depreciation)	(59,249)
Net increase/(decrease) in net assets resulting from operations	(2,067,987)

Fund Share Transactions:
Proceeds from shares sold in-kind	12,338,055
Cost of shares redeemed in-kind	(2,165,295)
Net increase/(decrease) in net assets from capital share transactions	10,172,760

Total increase/(decrease) in net assets	8,104,773

Net Assets:
Beginning of period	—
End of period	$8,104,773

Change in Shares Outstanding:
Shares sold in-kind	500,000
Shares redeemed in-kind	(100,000)
Net increase/(decrease)	400,000

(1) Since Fund's commencement of operations on September 12, 2018.

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR LOUP FRONTIER TECH ETF

Statement of Changes in Net Assets

Period Ended October 31, 2018 (1)

Operations:
Net investment income/(loss)	$(6,260)
Net realized gain/(loss)	(1,617)
Net change in unrealized appreciation/(depreciation)	(1,771,131)
Net increase/(decrease) in net assets resulting from operations	(1,779,008)

Fund Share Transactions:
Proceeds from shares sold in-kind	15,611,540
Cost of shares redeemed in-kind	(1,311,490)
Transaction fees (see Note 6)	2,703
Net increase/(decrease) in net assets from capital share transactions	14,302,753

Total increase/(decrease) in net assets	12,523,745

Net Assets:
Beginning of period	—
End of period	$12,523,745

Change in Shares Outstanding:
Shares sold in-kind	600,001
Shares redeemed in-kind	(50,000)
Net increase/(decrease)	550,001

(1) Since Commencement of Operations on July 24, 2018.

The accompanying notes are an integral part of these financial statements.

30

INNOVATOR IBD® 50 ETF

Financial Highlights

	Year Ended October 31, 2018	Period Ended October 31, 2017 (5)		Year Ended November 30, 2016	Period Ended November 30, 2015 (3)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$33.34	$23.95		$23.54	$25.00

Operations:
Net investment income/(loss)	(0.12)	0.03		(0.06)	(0.04)
Net realized and unrealized gain/(loss)	(1.92)	9.36		0.47	(1.42)
Total from investment operations	(2.04)	9.39		0.41	(1.46)

Capital share transactions:
Transaction fees (see Note 6)	— (6)	—		—	—

Dividends and distributions to shareholders:
Dividends from net investment income	(0.06)	—		—	—
Total dividends and distributions	(0.06)	—		—	—

Change in net asset value for the period	(2.10)	9.39		0.41	(1.46)
Net asset value, end of period	$31.24	$33.34		$23.95	$23.54

Total return	(6.15)%	39.17	%(2)	1.78%	(5.84	)%(2)

Ratios/supplemental data:
Net assets, end of period (000)	$440,451	$181,710		$35,931	$70,612
Ratio of net expenses to average net assets:
Before expense limitation arrangement(6)	0.84%	1.03	%(1)	1.13%	1.13	%(1)
After expense limitation arrangement(6)	0.80%	0.80	%(1)	0.80%	0.80	%(1)
Ratio of net investment income/(loss) to average net assets:
Before expense limitation arrangement	(0.47)%	(0.47	)%(1)	(0.47)%	(0.67	)%(1)
After expense limitation arrangement	(0.43)%	(0.24	)%(1)	(0.14)%	(0.34	)%(1)
Portfolio turnover rate(4)	719%	501	%(2)	1,041%	546	%(2)

(1)	Annualized.
(2)	Not annualized.
(3)	Since Commencement of Operations on April 8, 2015.
(4)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(5)	The period ended October 31, 2017 consists of eleven months due to the Fund’s fiscal year end change.
(6)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR IBD® ETF LEADERS ETF

Financial Highlights

	Period Ended
	October 31, 2018 (3)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$25.07

Operations:
Net investment income/(loss)	0.02
Net realized and unrealized gain/(loss)	(2.51)
Total from investment operations	(2.49)

Dividends and distributions to shareholders:
Dividends from net investment income	(0.05)
Total dividends and distributions	(0.05)

Change in net asset value for the period	(2.54)
Net asset value, end of period	$22.53

Total return	(9.95	)%(2)

Ratios/supplemental data:
Net assets, end of period (000)	$32,667
Ratio of net expenses to average net assets(5)	0.60	%(1)
Ratio of net investment income/(loss) to average net assets(6)	(0.03	)%(1)
Portfolio turnover rate (4)	619	%(2)

(1)	Annualized.
(2)	Not annualized.
(3)	Since Commencement of Operations on December 20, 2017
(4)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(5)	Does not include the impact of the expenses of the underlying funds in which the Fund invests.
(6)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

32

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Financial Highlights

	Period Ended
	October 31, 2018 (3)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$25.00

Operations:
Net investment income/(loss)	(0.01)
Net realized and unrealized gain/(loss)	(4.73)
Total from investment operations	(4.74)

Change in net asset value for the period	(4.74)
Net asset value, end of period	$20.26

Total return	(18.95	)%(2)

Ratios/supplemental data:
Net assets, end of period (000)	$8,105
Ratio of net expenses to average net assets (5)	0.80	%(1)
Ratio of net investment income/(loss) to average net assets	(0.38	)%(1)
Portfolio turnover rate (4)	289	%(2)

(1) Annualized.

(2) Not annualized.

(3) Since Commencement of Operations on September 12, 2018

(4) Excludes in-kind transactions associated with creations and redemptions of the Fund.

(5) Does not include the impact of the expenses of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

33

INNOVATOR LOUP FRONTIER TECH ETF

Financial Highlights

	Period Ended
	October 31, 2018 (5)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$25.00

Operations:
Net investment income/(loss)	(0.01)
Net realized and unrealized gain/(loss)	(2.22)
Total from investment operations	(2.23)

Capital share transactions:
Transaction fees (see Note 6)	—	(6)

Change in net asset value for the period	(2.23)
Net asset value, end of period	$22.77

Total return	(8.92	)%(2)

Ratios/supplemental data:
Net assets, end of period (000)	$12,524
Ratio of net expenses to average net assets (5)	0.70	%(1)
Ratio of net investment income/(loss) to average net assets	(0.23	)%(1)
Portfolio turnover rate (4)	53	%(2)

(1) Annualized.

(2) Not annualized.

(3) Since Commencement of Operations on July 24, 2018.

(4) Excludes in-kind transactions associated with creations and redemptions of the Fund.

(5) Does not include the impact of the expenses of the underlying funds in which the Fund invests.

(6) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

34

INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) and is classified as an open-end management investment company.  The Trust currently consists of multiple operational series, of which four are covered in this report, collectively the (“Funds”): the Innovator IBD® 50 ETF (“FFTY”), which commenced operations on April 8, 2015; the Innovator IBD® ETF Leaders ETF (“LDRS”), which commenced operations on December 20, 2017; the Innovator IBD® Breakout Opportunities ETF (“BOUT”), which commenced operations on September 12, 2018; and the Innovator Loup Frontier Tech ETF (“LOUP”), which commenced operations on July 24, 2018. The six operational series of the Trust covered outside of this report consist of: the Innovator S&P 500® Buffer ETF – July, the Innovator S&P 500® Buffer ETF – October, the Innovator S&P 500® Power Buffer ETF – July, the Innovator S&P 500® Power Buffer ETF – October, the Innovator S&P 500® Ultra Buffer ETF – July and the Innovator S&P 500® Ultra Buffer ETF – October. The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, have a redemption fee and currently do not charge a 12b-1 fee to its shareholders.  FFTY seeks to track, before fees and expenses, the performance of the IBD® 50 Index. LDRS seeks to track, before fees and expenses, the performance of the IBD® ETF Leaders Index. BOUT seeks to track, before fees and expenses, the performance of the IBD® Breakout Stocks Index. LOUP seeks to track, before fees and expenses, the performance of the LOUP Frontier Tech Index.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

35

 INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Valuation:

The net asset value (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates fair value. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

36

 INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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 INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$381,877,590	$–	$–	$381,877,590
Master Limited Partnerships	15,675,755	–	–	15,675,755
Real Estate Investment Trusts	43,335,897	–	–	43,335,897
Short Term Investments	6,764	–	–	6,764
Total Assets	$440,896,006	$–	$–	$440,896,006

LDRS
	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$32,667,033	$–	$–	$32,667,033
Short Term Investments	23,026	–	–	23,026
Total Assets	$32,690,059	$–	$–	$32,690,059

BOUT
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$6,838,689	$–	$–	$6,838,689
Master Limited Partnerships	473,809	–	–	473,809
Real Estate Investment Trusts	791,846	–	–	791,846
Short Term Investments	14,158	–	–	14,158
Total Assets	$8,118,502	$–	$–	$8,118,502

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$12,512,460	$–	$–	$12,512,460
Short Term Investments	17,144	–	–	17,144
Total Assets	$12,529,604	$–	$–	$12,529,604

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the reporting period.

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

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 INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Management of the Funds has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter) and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year or period ended October 31, 2018.  The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the year/period ended October 31, 2018, the Funds did not incur any interest or penalties.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year/period ended October 31, 2018, the Funds made the following permanent book-to-tax reclassifications primarily related to net operating loss forfeiture and redemptions in kind:

	Distributable Earnings\ (Accumulated Deficit)	Paid-In Capital
FFTY	$(66,326,223)	$66,326,223
LDRS	(2,196,841)	2,196,841
BOUT	88,767	(88,767)
LOUP	(341,575)	341,575

Distributions to Shareholders:

FFTY, BOUT and LOUP intend to declare and distribute their respective net investment income, if any, as dividends annually. LDRS intends to declare and distribute its net investment income, if any, as dividends quarterly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

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 INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis using the effective yield method.  Distributions received from investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end.  The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day-to-day management of the Fund.

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 INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%.

Pursuant to investment advisory agreements between the Trust and the Adviser with respect to LDRS, BOUT and LOUP, LDRS pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.60%, BOUT pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.80% and LOUP pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%. Out of the unitary management fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of LDRS, BOUT and LOUP (“Fund Expenses”), including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Adviser’s unitary management fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Adviser for providing services for the Fund.

Penserra Capital Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to sub-advisory agreements between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreements”) and, pursuant to the Sub-Advisory Agreements, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio. Pursuant to the Sub-Advisory Agreements between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee for the services and facilities it provides payable on a monthly basis.

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 INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Advisor. Under the terms of the Expense Limitation Agreement with FFTY, the Advisor contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until May 9, 2019. Pursuant to the Expense Limitation Agreement, the Advisor is entitled to recoup any fees that the Advisor waived and/or Fund expense payments that the Advisor paid under the Expense Limitation Agreement for FFTY subsequent to May 9, 2017, for a monthly rolling period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the year ended October 31, 2018, the Advisor waived $177,377 of their advisory fees for FFTY and recouped $13,517 of their previously waived fees. The table below indicates the amount of fees that the Advisor may recoup:

	Recovery Expiring in*:
	FYE 10/31/2020	FYE 10/31/2021	Total
FFTY	$41,183	$177,377	$218,560

* Recoupment expires on a rolling monthly basis three years following the respective fee waivers.

4.	INVESTMENT TRANSACTIONS

For the year/period ended October 31, 2018, purchases and sales of investment securities, other than in-kind purchases and sales, short-term investments and short-term U.S. Government obligations were as follows:

	Purchases		Sales
	U.S. Governement	Other	U.S. Governement	Other
FFTY	$–	$3,050,833,305	$–	$2,761,145,577
LDRS	–	318,053,911	–	315,733,318
BOUT	–	29,532,087	–	29,464,798
LOUP	–	6,334,877	–	5,620,876

For the year/period ended October 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Creations	Redemptions
FFTY	$526,650,260	$506,339,693
LDRS	137,652,669	99,970,171
BOUT	12,262,588	2,161,996
LOUP	14,862,136	1,303,757

Net capital gains or losses resulting from in-kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

5.	FEDERAL INCOME TAX INFORMATION

At October 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	FFTY	LDRS	BOUT	LOUP

Cost of Portfolio	$473,838,154	$36,181,595	$8,196,759	$14,392,249
Gross Unrealized Appreciation	$11,572,332	$–	$117,756	$158,557
Gross Unrealized Depreciation	(44,514,480)	(3,491,536)	(196,013)	(2,021,382)
Net Unrealized Appreciation / (Depreciation)	$(32,942,148)	$(3,491,536)	$(78,257)	$(1,862,825)

The differences between book basis and tax basis cost on investments is primarily attributable to wash sale loss deferrals and differences in the tax treatment of partnership securities.

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 INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

As of October 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	FFTY	LDRS	BOUT	LOUP

Accumulated Capital and Other Losses	$(77,542,657)	$(6,098,851)	$(1,900,963)	$(257,758)
Other Gains / (Losses)	–	–	–	–
Undistributed Net Ordinary Income	–	8,380	–	–
Unrealized Appreciation/(Depreciation) on Investments	(32,942,148)	(3,491,536)	(78,257)	(1,862,825)
Total Distributable Earnings/(Accumulated Deficit)	$(110,484,805)	$(9,582,007)	$(1,979,220)	$(2,120,583)

At October 31, 2018, the Funds deferred the following post-October losses or late year ordinary losses:

	FFTY	LDRS	BOUT	LOUP

Post-October Losses	$–	$–	$–	$–
Late Year Ordinary Losses	1,562,199	58,973	4,450	18,909

At October 31, 2018, the Funds had capital loss carryforwards as indicated below:

	FFTY	LDRS	BOUT	LOUP

Indefinite Short-Term	$75,946,470	$6,039,878	$1,896,513	$238,849
Indefinite Long-Term	–	–	–	–

The Funds paid the following distributions during the fiscal periods ended October 31, 2018 and October 31, 2017.

	FFTY		LDRS	BOUT	LOUP
	2018	2017	2018	2018	2018
Distributions paid from:
Net Ordinary Income	$477,422	$–	$36,672	$–	$–
Net Long-Term Capital Gains	–	–	–	–	–
Return of Capital	–	–	–	–	–
Total Distributions Paid	$477,422	$–	$36,672	$–	$–

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 INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

6.     OFFERING PRICE PER SHARE

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A fixed transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. FFTY, LDRS and BOUT each charge a $250 transaction fee on creations and redemptions of the respective Fund. LOUP charges a $500 transaction fee on creations and redemptions of the Fund. An additional charge of up to four times the creation transaction fee may be imposed with respect to custom order transactions effected outside of the clearing process through a DTC Participant or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

7.     TRANSACTIONS WITH AFFILIATES

LDRS had the following transactions during the period ended October 31, 2018 with the affiliated FFTY Fund:

	Share Activity				Period Ended October 31, 2018
Security Name	Balance December 20, 2017*	Purchases	Sales	Balance October 31, 2018	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Innovator IBD® 50 ETF	–	44,761	6,801	37,960	$1,187,389	$–	$(32,157)	$(225,862)

* Inception date of LDRS.

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 INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

8.     NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The effective date for these disclosures is November 5, 2018. Management has evaluated the amendments and their impact and has adopted the disclosure framework.

9.     OWNERSHIP BY AFFILIATES

As of October 31, 2018, an affiliate of the Funds owned shares in the secondary market of LOUP.

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INNOVATOR ETFs TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Innovator IBD® 50 ETF, Innovator IBD® ETF Leaders ETF, Innovator IBD® Breakout Opportunities ETF and Innovator Loup Frontier Tech ETF and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Innovator IBD® 50 ETF, Innovator IBD® ETF Leaders ETF, Innovator IBD® Breakout Opportunities ETF and Innovator Loup Frontier Tech ETF (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended for Innovator IBD® 50 ETF, and the related statements of operations and changes in net assets and the financial highlights for the period December 20, 2017 (commencement of operations ) to October 31, 2018 for Innovator IBD® ETF Leaders ETF, and the related statements of operations and changes in net assets and the financial highlights for the period July 24, 2018 (commencement of operations) to October 31, 2018 for Innovator Loup Frontier Tech ETF, and the related statements of operations and changes in net assets and the financial highlights for the period September 12, 2018 (commencement of operations) to October 31, 2018 for Innovator IBD® Breakout Opportunities ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The financial statements and financial highlights of Innovator IBD® 50 ETF for the periods ended November 30, 2016, and prior, were audited by other auditors whose report dated January 27, 2017, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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INNOVATOR ETFs TRUST

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 21, 2018

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INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Name, Address and Age	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Independent Trustees
Mark Berg 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	President and Founding Principal of Timothy Financial Counsel Inc. (2001-present).	10	None
Joe Stowell 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (September 2015-present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007-2015).	10	Board of Advisors, Westmont College
Brian J. Wildman 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	Executive Vice President, Consumer Banking (March 2016-present), Chief Risk Officer (April 2013-March 2016), Head of Wealth Management (2003-2013) and Head of Commercial Services (2010-2013), MB Financial Bank.	10	MB Financial Bank (Since 2003); and Missionary Furlough Homes, Inc. (Since 2008).

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Additional Information (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (1) 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer of Innovator Capital Management, LLC (May 2017-present); formerly Chairman (2010-2013) and President and CEO (2006-2010), Invesco PowerShares Capital Management LLC; formerly Co-Founder, President and CEO, PowerShares Capital Management (2002-2006); formerly Chairman; PowerShares Fund Board (2002-2013).	10	None
Officers
John W. Southard 120 N. Hale Street, Suite 200, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since May 2017	Chief Investment Officer, Innovator Capital Management, LLC (May 2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	10	Independent Trustee, ETF Managers Group, LLC (2012 to March 8, 2018)
James Nash (2) 10 High Street, Suite 302, Boston, MA 02110 Year of Birth: 1981	Chief Compliance Officer and Anti-Money Laundering Officer	Since June 2018	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016-Present); Senior Associate and Regulatory Administration Advisor, JPMorgan Chase & Co. (2014-2016); Product Analyst, Linedata Services (2011-2014).	10	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(1)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(2)	Jim Nash is an employee of Foreside Fund Officer Services, LLC, a wholly-owned subsidiary of the Funds’ principal underwriter.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

2.	BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

At a quarterly in-person Board meeting held on June 20, 2018, the Board considered approval of the Advisory Agreements with the Adviser, on behalf of the Innovator Loup Frontier Tech ETF and Innovator IBD® Breakout Stocks ETF, and the Sub-Advisory Agreements among the Trust, on behalf of the Funds, the Adviser and the Sub-Adviser, for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

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Additional Information (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser pursuant to the agreements. With respect to the Advisory Agreements, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of the Sub-Adviser, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee the Sub-Adviser’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, the Sub-Adviser’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the Sub-Advisory Agreements, the Board reviewed the materials provided by the Sub-Adviser and noted the background and experience of the Sub-Adviser’s portfolio management team and the Sub-Adviser’s investment style. The Board noted that the Sub-Adviser manages other similar index-tracking funds. At the meeting, the Trustees received a presentation from a portfolio manager of the Sub-Adviser, and were given the opportunity to ask questions about the Sub-Adviser. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreements for the services to be provided. The Board noted that, under the unitary fee arrangement, the Innovator Loup Frontier Tech ETF would pay the Adviser a unitary fee equal to an annual rate of 0.70% of its average daily net assets and the Innovator IBD® Breakout Stocks ETF would pay the Adviser a unitary fee equal to an annual rate of 0.80% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay the Sub-Adviser an annual sub-advisory fee equal to the greater of $20,000 or 0.05% on the first $500 million of Fund assets under management, 0.04% on the next $500 million of Fund assets under management and 0.03% on Fund assets under management exceeding $1 billion.

51

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and the Sub-Adviser to other funds (including ETFs) and non-fund clients, as applicable. Based on the information provided, the Board noted that while the Funds’ unitary management fees were above the average management fee in their respective peer groups, both Funds are based on proprietary strategies that rebalance more frequently and with higher turnover than their peers. The Board took these differences into account in considering the peer data. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to the Sub-Adviser from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and the Sub-Adviser, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and the Sub-Adviser, noting that the Sub-Adviser does not utilize soft dollar arrangements as a policy. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and the Sub-Adviser were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

52

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and reasonable and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

3.	PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

4.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

5.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

53

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

7.	TAX NOTICE

The following table lists the percentages of dividend income distributed for the year ended October 31, 2018, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
FFTY	23.90%	20.50%
LDRS	25.89	0.00
BOUT	0.00	0.00
LOUP	0.00	0.00

The following table lists the percentage of ordinary income distributions paid by the Funds, for the year ended October 31, 2018, that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

% of Ordinary Income Distributions
Fund	Short-Term Capital Gain Distributions
FFTY	0.00%
LDRS	0.00
BOUT	0.00
LOUP	0.00

54

INVESTMENT ADVISOR

Innovator Capital Management, LLC

120 North Hale Street, Suite 200

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

ANNUAL REPORT

INNOVATOR

INNOVATOR S&P 500® BUFFER ETF - JULY (BJUL)
INNOVATOR S&P 500® BUFFER ETF - OCTOBER (BOCT)
INNOVATOR S&P 500® POWER BUFFER ETF - JULY (PJUL)
INNOVATOR S&P 500® POWER BUFFER ETF - OCTOBER (POCT)
INNOVATOR S&P 500® ULTRA BUFFER ETF - JULY (UJUL)
INNOVATOR S&P 500® ULTRA BUFFER ETF - OCTOBER (UOCT)

October 31, 2018
Innovator ETFs Trust

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the period ended October 31, 2018.

Thank you for your continued support of our growing family of ETFs which now include our much-anticipated Defined Outcome ETFs, the first ETFs of their kind, which provide exposure to the S&P 500® Price Index with defined downside buffer levels.

In August we launched the first three ETFs in the Defined Outcome family, the July Series of the Innovator S&P 500® Buffer ETF, the Innovator S&P 500® Power Buffer ETF, the Innovator S&P 500® Ultra Buffer ETF which provide downside buffer levels of 9%, 15%, and 30% respectively over approximately one-year outcome periods. In October, we launched the October Series also based on the S&P 500® Price Index.

Volatility returned to the markets, ending a fairly peaceful ten-year bull market. Concerns of a recession emerged as the Fed continued to raise rates, precarious trade negotiations caused foreign markets to retreat and analysts grew increasingly concerned that we are late in the business cycle.

With the backdrop of volatile markets, we are pleased to report that all the Defined Outcome ETFs outperformed the S&P 500® Price Index with less volatility since their inception during the reporting period. Although the ETFs seek to provide stated buffer levels over a one-year outcome period, investors have benefited from lower volatility along the way.

As investors seek reliable downside buffers, the Defined Outcome ETFs enjoyed steady inflows creating a solid secondary market for ETF shares.

Sincerely,

Bruce Bond

Chief Executive Officer

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

There is no assurance that the fund will achieve its investment objectives.

Investing involves risks. The Funds face numerous market trading risks, including active markets risk, authorized participation concentration risk, buffered loss risk, Cap change risk, capped upside return risk, correlation risk, FLEX Option counterparty risk, cyber security risk, fluctuation of net asset value risk, investment objective risk, limitations of intraday indicative value risk, liquidity risk, management risk, market maker risk, market risk, non-diversification risk, operation risk, options risk, Outcome Period risk, tax risk, trading issues risk, upside participation risk and valuation risk. Unlike mutual funds, the Funds may trade at a premium or discount to their net asset value. ETFs are bought and sold at market price and not individually redeemed from the Fund. Brokerage commissions will reduce returns.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The values of FLEX Options do not increase or decrease at the same rate as the reference asset and may vary due to factors other than the price of reference asset.

Outcome Period Risk. The outcomes that a Fund seeks to provide may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them on the last day of the Outcome Period, approximately one year. If you purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion, you may experience very different investment returns from those that a Fund seeks to provide.

Upside Participation Risk. Investors are subject to an upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period. The Cap will change from year-to-year based upon prevailing market conditions at the beginning of the Outcome Period.

Buffered Loss Risk. Similarly, the buffer that the Funds seek to provide is only operative against the percentage (i.e. 9%, 15% and 30%) of S&P 500 losses for the applicable Fund’s Outcome Period. The S&P 500 has decreased in value by more than a Fund’s buffer during an Outcome Period, the Fund will experience any subsequent losses on a one-to-one basis.

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

There is no guarantee that a Fund will be successful in its attempt to provide buffered returns. The Funds will not terminate after the conclusion of an Outcome Period. After the conclusion of an Outcome Period, another will begin.

Distributor: Foreside Fund Services, LLC

INNOVATOR S&P 500® BUFFER ETF – JULY

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – July from its inception (August 28, 2018) to October 31, 2018 as compared with the S&P 500® Index.

Innovator S&P 500® Buffer ETF - July

Growth of a Hypothetical $10,000 Investment

at October 31, 2018 vs. S&P 500® Index

Total Returns As of
October 31, 2018
Since
Inception(1)
Innovator S&P 500® Buffer ETF - July
NAV Return	-3.53%
Market Return	-3.41%
S&P 500® Index	-6.41%

(1)	Inception date is August 28, 2018

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent month-end performance, please visit the Fund’s website at innovatoretfs.com

INNOVATOR S&P 500® BUFFER ETF – JULY

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – October from its inception (September 28, 2018) to October 31, 2018 as compared with the S&P 500® Index.

Innovator S&P 500® Buffer ETF - October

Growth of a Hypothetical $10,000 Investment

at October 31, 2018 vs. S&P 500® Index

Total Returns As of
October 31, 2018
Since
Inception(1)
Innovator S&P 500® Buffer ETF – October
NAV Return	-4.35%
Market Return	-4.19%
S&P 500® Index	-6.94%

(1)	Inception date is September 28, 2018

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Return shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – July from its inception (August 7, 2018) to October 31, 2018 as compared with the S&P 500® Index.

Innovator S&P 500® Power Buffer ETF - July

Growth of a Hypothetical $10,000 Investment

at October 31, 2018 vs. S&P 500® Index

Total Returns As of
October 31, 2018
Since
Inception(1)
Innovator S&P 500® Power Buffer ETF - July
NAV Return	-1.68%
Market Return	-1.29%
S&P 500® Index	-5.13%

(1)	Inception date is August 7, 2018

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – October from its inception (September 28, 2018) to October 31, 2018 as compared with the S&P 500® Index.

Innovator S&P 500® Power Buffer ETF - October

Growth of a Hypothetical $10,000 Investment

at October 31, 2018 vs. S&P 500® Index

Total Returns As of
October 31, 2018
Since
Inception(1)
Innovator S&P 500® Power Buffer ETF – October
NAV Return	-3.89%
Market Return	-3.06%
S&P 500® Index	-6.94%

(1)	Inception date is September 28, 2018

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – July from its inception (August 7, 2018) to October 31, 2018 as compared with the S&P 500® Index.

Innovator S&P 500® Ultra Buffer ETF - July

Growth of a Hypothetical $10,000 Investment

at October 31, 2018 vs. S&P 500® Index

Total Returns As of
October 31, 2018
Since
Inception(1)
Innovator S&P 500® Ultra Buffer ETF - July
NAV Return	-1.95%
Market Return	-1.67%
S&P 500® Index	-5.13%

(1)	Inception date is August 7, 2018

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – October from its inception (September 28, 2018) to October 31, 2018 as compared with the S&P 500® Index.

Innovator S&P 500® Ultra Buffer ETF - October

Growth of a Hypothetical $10,000 Investment

at October 31, 2018 vs. S&P 500® Index

Total Returns As of
October 31, 2018
Since
Inception(1)
Innovator S&P 500® Ultra Buffer ETF – October
NAV Return	-3.47%
Market Return	-2.94%
S&P 500® Index	-6.94%

(1)	Inception date is September 28, 2018

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2018 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 to October 31, 2018 for each Fund.

For the Innovator S&P 500® Power Buffer ETF – July and S&P 500® Ultra Buffer ETF – July the actual account values and actual expenses are based on the period from August 7, 2018 (the inception date of the Funds) to October 31, 2018.

For the Innovator S&P 500® Buffer ETF – July the actual account values and actual expenses are based on the period from August 28, 2018 (the inception date of the Fund) to October 31, 2018.

For the Innovator S&P 500® Buffer ETF – October, S&P 500® Power Buffer ETF – October and S&P 500® Ultra Buffer ETF – October the actual account values and actual expenses are based on the period from September 28, 2018 (the inception date of the Funds) to October 31, 2018.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2018 (Unaudited) (Continued)

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period
Innovator S&P 500® Buffer ETF – July (NAV)	$1,000.00	$964.70	$1.36(1)
Innovator S&P 500® Buffer ETF – October (NAV)	1,000.00	956.50	0.66(2)
Innovator S&P 500® Power Buffer ETF – July (NAV)	1,000.00	983.20	1.82(3)
Innovator S&P 500® Power Buffer ETF – October (NAV)	1,000.00	961.10	0.66(2)
Innovator S&P 500® Ultra Buffer ETF – July (NAV)	1,000.00	980.50	1.82(3)
Innovator S&P 500® Ultra Buffer ETF – October (NAV)	1,000.00	965.30	0.66(2)

(1)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 64/365 (to reflect the period since the Fund’s inception on August 28, 2018).

(2)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period since the Fund’s inception on September 28, 2018).

(3)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 85/365 (to reflect the period since the Fund’s inception on August 7, 2018).

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2018 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds.  Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	Period(1)(2)
Innovator S&P 500® Buffer ETF – July (NAV)	$1,000.00	$1,021.22	$4.02
Innovator S&P 500® Buffer ETF – October (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Power Buffer ETF – July (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Power Buffer ETF – October (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Ultra Buffer ETF – July (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Ultra Buffer ETF – October (NAV)	1,000.00	1,021.22	4.02

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

(2)	For comparative purposes only as the Funds were not in operation for the full six month period.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Investments

October 31, 2018

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.49% (a)
CALL OPTIONS - 70.74%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $1,738.54	24	$6,508,176	$2,373,848
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $173.87	24	650,808	237,348
			2,611,196
PUT OPTIONS - 34.75%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $3,477.08	12	3,254,088	883,827
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $2,897.54	12	3,254,088	282,329
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $347.74	12	325,404	88,420
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $289.76	12	325,404	28,237
			1,282,813
TOTAL PURCHASED OPTIONS (Cost $3,939,563)			3,894,009

SHORT TERM INVESTMENTS - 0.05%	Shares
MONEY MARKET FUNDS - 0.05%
Fidelity Government Portfolio - Class I, 2.06% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.07% (b)	100		100
First American Government Obligations Fund - Class X, 2.04% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.11% (b)	1,355		1,355
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.07% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.09% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.04%(b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,955)			1,955

Total Investments (Cost $3,941,518) - 105.54%			3,895,964
Liabilities in Excess of Other Assets - (5.54)%			(204,561)
TOTAL NET ASSETS - 100.00%			$3,691,403

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Investments (Continued)

October 31, 2018

ASSET TYPE	% OF NET ASSETS
Purchased Options	105.49%
Short Term Investments	0.05
TOTAL INVESTMENTS	105.54
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.54)
NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Options Written (a)

October 31, 2018

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/28/2019	$3,477.08	12	$(3,254,088)	$(3,083)
SPX S&P 500® Index	6/28/2019	3,211.91	12	(3,254,088)	(11,290)
XSP S&P 500® Mini Index	6/28/2019	347.74	12	(325,404)	(308)
XSP S&P 500® Mini Index	6/28/2019	321.19	12	(325,404)	(1,129)
					(15,810)
Put Options
SPX S&P 500® Index	6/28/2019	2,636.75	12	(3,254,088)	(144,848)
SPX S&P 500® Index	6/28/2019	1,738.54	24	(6,508,176)	(25,268)
XSP S&P 500® Mini Index	6/28/2019	263.68	12	(325,404)	(14,487)
XSP S&P 500® Mini Index	6/28/2019	173.87	24	(650,808)	(2,528)
					(187,131)
Total Options Written (Premiums Received $145,045)					$(202,941)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Investments

October 31, 2018

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.75% (a)
CALL OPTIONS - 70.73%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $1,748.38	144	$39,049,056	$14,202,252
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $174.86	72	1,952,424	709,965
			14,912,217
PUT OPTIONS - 36.02%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $3,496.77	72	19,524,528	5,349,979
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $2,913.95	72	19,524,528	1,881,054
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $349.71	36	976,212	267,615
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $291.40	36	976,212	94,063
			7,592,711
TOTAL PURCHASED OPTIONS (Cost $22,495,336)			22,504,928

SHORT TERM INVESTMENTS - 0.05%	Shares
MONEY MARKET FUNDS - 0.05%
Fidelity Government Portfolio - Class I, 2.06% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio- Class I, 2.07% (b)	100		100
First American Government Obligations Fund - Class X, 2.04% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.11% (b)	9,968		9,968
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.07% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.09% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.04% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $10,568)			10,568

Total Investments (Cost $22,505,904) - 106.80%			22,515,496
Liabilities in Excess of Other Assets - (6.80)%			(1,433,234)
TOTAL NET ASSETS - 100.00%			$21,082,262

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Investments (Continued)

October 31, 2018

ASSET TYPE	% OF NET ASSETS
Purchased Options	106.75%
Short Term Investments	0.05
TOTAL INVESTMENTS	106.80
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.80)
NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Options Written (a)

October 31, 2018

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2019	$3,496.77	72	$(19,524,528)	$(21,939)
SPX S&P 500® Index	9/30/2019	3,359.77	72	(19,524,528)	(47,357)
XSP S&P 500® Mini Index	9/30/2019	349.71	36	(976,212)	(1,095)
XSP S&P 500® Mini Index	9/30/2019	335.98	36	(976,212)	(2,367)
					(72,758)
Put Options
SPX S&P 500® Index	9/30/2019	2,651.69	72	(19,524,528)	(1,060,755)
SPX S&P 500® Index	9/30/2019	1,748.38	144	(39,049,056)	(244,773)
XSP S&P 500® Mini Index	9/30/2019	265.17	36	(976,212)	(53,039)
XSP S&P 500® Mini Index	9/30/2019	174.86	72	(1,952,424)	(12,245)
					(1,370,812)
Total Options Written (Premiums Received $1,328,443)					$(1,443,570)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Investments

October 31, 2018

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.07% (a)
CALL OPTIONS - 71.93%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $1,715.08	24	$6,508,176	$2,427,372
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $171.51	24	650,808	242,732
			2,670,102
PUT OPTIONS - 32.14%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $3,430.15	12	3,254,088	828,489
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $2,858.46	12	3,254,088	256,094
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $343.02	12	325,404	82,855
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $285.85	12	325,404	25,612
			1,193,050
TOTAL PURCHASED OPTIONS (Cost $3,916,290)			3,863,154

SHORT TERM INVESTMENTS - 0.02%	Shares
MONEY MARKET FUNDS - 0.02%
Fidelity Government Portfolio - Class I, 2.06% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.07% (b)	100		100
First American Government Obligations Fund - Class X, 2.04% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.11% (b)	116		116
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.07% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.09% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.04% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $716)			716

Total Investments (Cost $3,917,006) - 104.09%			3,863,870
Liabilities in Excess of Other Assets - (4.09)%			(151,769)
TOTAL NET ASSETS - 100.00%			$3,712,101

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Investments (Continued)

October 31, 2018

ASSET TYPE	% OF NET ASSETS
Purchased Options	104.07%
Short Term Investments	0.02
TOTAL INVESTMENTS	104.09
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.09)
NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Options Written (a)

October 31, 2018

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/28/2019	$3,430.15	12	$(3,254,088)	$(3,757)
SPX S&P 500® Index	6/28/2019	3,090.28	12	(3,254,088)	(23,749)
XSP S&P 500® Mini Index	6/28/2019	343.02	12	(325,404)	(376)
XSP S&P 500® Mini Index	6/28/2019	309.03	12	(325,404)	(2,375)
					(30,257)
Put Options
SPX S&P 500® Index	6/28/2019	2,429.69	12	(3,254,088)	(83,874)
SPX S&P 500® Index	6/28/2019	1,715.08	24	(6,508,176)	(23,629)
XSP S&P 500® Mini Index	6/28/2019	242.97	12	(325,404)	(8,387)
XSP S&P 500® Mini Index	6/28/2019	171.51	24	(650,808)	(2,363)
					(118,253)
Total Options Written (Premiums Received $128,741)					$(148,510)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Investments

October 31, 2018

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.62% (a)
CALL OPTIONS - 66.04%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $1,748.36	72	$19,524,528	$7,031,808
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $174.84	36	976,212	351,576
			7,383,384
PUT OPTIONS - 33.58%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $3,496.73	36	9,762,264	2,663,388
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $2,913.94	36	9,762,264	912,564
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $349.67	18	488,106	133,164
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $291.39	18	488,106	45,630
			3,754,746
TOTAL PURCHASED OPTIONS (Cost $11,330,760)			11,138,130

SHORT TERM INVESTMENTS - 0.05%	Shares
MONEY MARKET FUNDS - 0.05%
Fidelity Government Portfolio - Class I, 2.06% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.07% (b)	100		100
First American Government Obligations Fund - Class X, 2.04% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.11% (b)	4,789		4,789
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.07% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.09% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.04% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $5,389)			5,389

Total Investments (Cost $11,336,149) - 99.67%			11,143,519
Other Assets in Excess of Liabilities - 0.33%			36,347
TOTAL NET ASSETS - 100.00%			$11,179,866

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Investments (Continued)

October 31, 2018

ASSET TYPE	% OF NET ASSETS
Purchased Options	99.62%
Short Term Investments	0.05
TOTAL INVESTMENTS	99.67
OTHER ASSETS IN EXCESS OF LIABILITIES	0.33
NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)

October 31, 2018

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2019	$3,496.73	36	$(9,762,264)	$(4,428)
SPX S&P 500® Index	9/30/2019	3,205.33	36	(9,762,264)	(51,948)
XSP S&P 500® Mini Index	9/30/2019	349.67	18	(488,106)	(216)
XSP S&P 500® Mini Index	9/30/2019	320.53	18	(488,106)	(2,592)
					(59,184)
Put Options
SPX S&P 500® Index	9/30/2019	2,476.85	36	(9,762,264)	(355,608)
SPX S&P 500® Index	9/30/2019	1,748.36	72	(19,524,528)	(117,648)
XSP S&P 500® Mini Index	9/30/2019	247.68	18	(488,106)	(17,784)
XSP S&P 500® Mini Index	9/30/2019	174.84	36	(976,212)	(5,868)
					(496,908)
Total Options Written (Premiums Received $533,845)					$(556,092)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Investments

October 31, 2018

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.03% (a)
CALL OPTIONS - 72.13%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $1,715.09	24	$6,508,176	$2,427,349
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $171.52	24	650,808	242,710
			2,670,059
PUT OPTIONS - 29.90%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $3,430.17	12	3,254,088	828,513
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $2,715.54	12	3,254,088	177,800
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $343.04	12	325,404	82,878
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $271.55	12	325,404	17,778
			1,106,969
TOTAL PURCHASED OPTIONS (Cost $3,866,044)			3,777,028

	Shares
SHORT TERM INVESTMENTS - 0.02%
MONEY MARKET FUNDS - 0.02%
Fidelity Government Portfolio - Class I, 2.06% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.07% (b)	100		100
First American Government Obligations Fund - Class X, 2.04% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.11% (b)	117		117
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.07% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.09% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.04% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $717)			717

Total Investments (Cost $3,866,761) - 102.05%			3,777,745
Liabilities in Excess of Other Assets - (2.05)%			(76,036)
TOTAL NET ASSETS - 100.00%			$3,701,709

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Investments (Continued)

October 31, 2018

ASSET TYPE	% OF NET ASSETS
Purchased Options	102.03%
Short Term Investments	0.02
TOTAL INVESTMENTS	102.05
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.05)
NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Options Written (a)

October 31, 2018

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/28/2019	$3,430.17	12	$(3,254,088)	$(3,757)
SPX S&P 500® Index	6/28/2019	3,109.15	12	(3,254,088)	(21,069)
XSP S&P 500® Mini Index	6/28/2019	343.04	12	(325,404)	(375)
XSP S&P 500® Mini Index	6/28/2019	310.91	12	(325,404)	(2,108)
					(27,309)
Put Options
SPX S&P 500® Index	6/28/2019	1,858.00	12	(3,254,088)	(17,709)
SPX S&P 500® Index	6/28/2019	1,715.09	24	(6,508,176)	(23,629)
XSP S&P 500® Mini Index	6/28/2019	185.80	12	(325,404)	(1,771)
XSP S&P 500® Mini Index	6/28/2019	171.52	24	(650,808)	(2,364)
					(45,473)
Total Options Written (Premiums Received $77,588)					$(72,782)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Investments

October 31, 2018

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.43% (a)
CALL OPTIONS - 69.41%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $1,748.37	92	$24,948,008	$8,985,088
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $174.85	46	1,247,382	449,236
			9,434,324
PUT OPTIONS - 33.02%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $3,496.75	46	12,474,004	3,403,218
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $2,768.24	46	12,474,004	871,700
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $349.69	23	623,691	170,154
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $276.82	23	623,691	43,585
			4,488,657
TOTAL PURCHASED OPTIONS (Cost $14,076,637)			13,922,981

SHORT TERM INVESTMENTS - 0.04%	Shares
MONEY MARKET FUNDS - 0.04%
Fidelity Government Portfolio - Class I, 2.06% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio- Class I, 2.07% (b)	100		100
First American Government Obligations Fund - Class X, 2.04% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.11% (b)	5,078		5,078
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.07% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.09% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.04% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $5,678)			5,678

Total Investments (Cost $14,082,315) - 102.47%			13,928,659
Liabilities in Excess of Other Assets - (2.47)%			(335,960)
TOTAL NET ASSETS - 100.00%			$13,592,699

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Investments (Continued)

October 31, 2018

ASSET TYPE	% OF NET ASSETS
Purchased Options	102.43%
Short Term Investments	0.04
TOTAL INVESTMENTS	102.47
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.47)
NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Options Written (a)

October 31, 2018

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2019	$3,496.75	46	$(12,474,004)	$(5,658)
SPX S&P 500® Index	9/30/2019	3,205.04	46	(12,474,004)	(65,274)
XSP S&P 500® Mini Index	9/30/2019	349.69	23	(623,691)	(276)
XSP S&P 500® Mini Index	9/30/2019	320.50	23	(623,691)	(3,266)
					(74,474)
Put Options
SPX S&P 500® Index	9/30/2019	1,849.06	46	(12,474,004)	(105,340)
SPX S&P 500® Index	9/30/2019	1,748.37	92	(24,948,008)	(150,328)
XSP S&P 500® Mini Index	9/30/2019	189.41	23	(623,691)	(5,267)
XSP S&P 500® Mini Index	9/30/2019	174.85	46	(1,247,382)	(7,498)
					(268,433)
Total Options Written (Premiums Received $380,156)					$(342,907)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2018

	Innovator S&P 500® Buffer ETF - July	Innovator S&P 500® Buffer ETF - October	Innovator S&P 500® Power Buffer ETF - July	Innovator S&P 500® Power Buffer ETF - October	Innovator S&P 500® Ultra Buffer ETF - July	Innovator S&P 500® Ultra Buffer ETF - October

Assets:
Investments, at value (1)	$3,895,964	$22,515,496	$3,863,870	$11,143,519	$3,777,745	$13,928,659
Deposits at broker for options	744	16,199	–	8,251	–	9,029
Interest and other receivables	5	16	1	12	1	890
Receivable for investments sold	–	–	–	–	–	14,874
Receivable for fund shares sold	–	–	–	588,415	–	590,991
Total Assets	3,896,713	22,531,711	3,863,871	11,740,197	3,777,746	14,544,443

Liabilities:
Payable for investments purchased	–	–	–	–	–	605,375
Payable to Adviser	2,369	5,879	2,521	4,239	2,517	3,462
Due to broker for options	–	–	739	–	738	–
Options written, at value (2)	202,941	1,443,570	148,510	556,092	72,782	342,907
Total Liabilities	205,310	1,449,449	151,770	560,331	76,037	951,744
Net Assets	$3,691,403	$21,082,262	$3,712,101	$11,179,866	$3,701,709	$13,592,699

Net Assets Consist of:
Capital stock	$3,808,272	$21,193,659	$3,790,794	$11,398,970	$3,791,702	$13,712,560
Total distributable earnings/(accumulated deficit)	(116,869)	(111,397)	(78,693)	(219,104)	(89,993)	(119,861)
Net Assets	$3,691,403	$21,082,262	$3,712,101	$11,179,866	$3,701,709	$13,592,699

Total Fund:
Net Assets	$3,691,403	$21,082,262	$3,712,101	$11,179,866	$3,701,709	$13,592,699
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	150,000	900,000	150,000	475,000	150,000	575,000
Net asset value price per share	$24.61	$23.42	$24.75	$23.54	$24.68	$23.64

(1) Cost of investments	$3,941,518	$22,505,904	$3,917,006	$11,336,149	$3,866,761	$14,082,315
(2) Premiums received	145,045	1,328,443	128,741	533,845	77,588	380,156

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

	Innovator S&P 500® Buffer ETF - July	Innovator S&P 500® Buffer ETF - October	Innovator S&P 500® Power Buffer ETF - July	Innovator S&P 500® Power Buffer ETF - October	Innovator S&P 500® Ultra Buffer ETF - July	Innovator S&P 500® Ultra Buffer ETF - October
	Period Ended October 31, 2018 (1)	Period Ended October 31, 2018 (2)	Period Ended October 31, 2018 (3)	Period Ended October 31, 2018 (2)	Period Ended October 31, 2018 (3)	Period Ended October 31, 2018 (2)
Investment Income:
Interest	$42	$16	$6	$12	$6	$8
Total investment income	42	16	6	12	6	8

Expenses:
Investment advisory fee	4,856	5,878	5,794	4,239	5,789	3,462
Net expenses	4,856	5,878	5,794	4,239	5,789	3,462
Net Investment Income/(Loss)	(4,814)	(5,862)	(5,788)	(4,227)	(5,783)	(3,454)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(6,856)	–	–	–	–	–
Options written	(1,749)	–	–	–	–	–
Net change in unrealized appreciation/(depreciation) on:
Investments	(45,554)	9,592	(53,136)	(192,630)	(89,016)	(153,656)
Options written	(57,896)	(115,127)	(19,769)	(22,247)	4,806	37,249
Net realized and unrealized gain/(loss) on investments and options written	(112,055)	(105,535)	(72,905)	(214,877)	(84,210)	(116,407)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(116,869)	$(111,397)	$(78,693)	$(219,104)	$(89,993)	$(119,861)

(1) Since Fund's commencement of operations on August 28, 2018.

(2) Since Fund's commencement of operations on September 28, 2018.

(3) Since Fund's commencement of operations on August 7, 2018.

The accompanying notes are an integral part of these financial statements.

Innovator S&P 500® Buffer ETF - July

Statement of Changes in Net Assets

Period Ended October 31, 2018 (1)

Operations:
Net investment income/(loss)	$(4,814)
Net realized gain/(loss)	(8,605)
Net change in unrealized appreciation/(depreciation)	(103,450)
Net increase/(decrease) in net assets resulting from operations	(116,869)

Fund Share Transactions:
Proceeds from shares sold	5,708,575
Cost of shares redeemed	(1,904,110)
Transaction fees (see Note 6)	3,807
Net increase/(decrease) in net assets from capital share transactions	3,808,272

Total increase/(decrease) in net assets	3,691,403

Net Assets:
Beginning of period	—
End of period	$3,691,403

Change in Shares Outstanding:
Shares sold	225,000
Shares redeemed	(75,000)
Net increase/(decrease)	150,000

(1) Since Commencement of Operations on August 28, 2018.

The accompanying notes are an integral part of these financial statements.

Innovator S&P 500® Buffer ETF - October

Statement of Changes in Net Assets

Period Ended October 31, 2018 (1)

Operations:
Net investment income/(loss)	$(5,862)
Net realized gain/(loss)	–
Net change in unrealized appreciation/(depreciation)	(105,535)
Net increase/(decrease) in net assets resulting from operations	(111,397)

Fund Share Transactions:
Proceeds from shares sold	21,183,067
Cost of shares redeemed	–
Transaction fees (see Note 6)	10,592
Net increase/(decrease) in net assets from capital share transactions	21,193,659

Total increase/(decrease) in net assets	21,082,262

Net Assets:
Beginning of period	—
End of period	$21,082,262

Change in Shares Outstanding:
Shares sold	900,000
Shares redeemed	–
Net increase/(decrease)	900,000

(1) Since Commencement of Operations on September 28, 2018.

The accompanying notes are an integral part of these financial statements.

Innovator S&P 500® Power Buffer ETF - July

Statement of Changes in Net Assets

Period Ended October 31, 2018 (1)

Operations:
Net investment income/(loss)	$(5,788)
Net realized gain/(loss)	–
Net change in unrealized appreciation/(depreciation)	(72,905)
Net increase/(decrease) in net assets resulting from operations	(78,693)

Fund Share Transactions:
Proceeds from shares sold	3,788,900
Cost of shares redeemed	–
Transaction fees (see Note 6)	1,894
Net increase/(decrease) in net assets from capital share transactions	3,790,794

Total increase/(decrease) in net assets	3,712,101

Net Assets:
Beginning of period	—
End of period	$3,712,101

Change in Shares Outstanding:
Shares sold	150,000
Shares redeemed	–
Net increase/(decrease)	150,000

(1) Since Commencement of Operations on August 7, 2018.

The accompanying notes are an integral part of these financial statements.

Innovator S&P 500® Power Buffer ETF - October

Statement of Changes in Net Assets

Period Ended October 31, 2018 (1)

Operations:
Net investment income/(loss)	$(4,227)
Net realized gain/(loss)	–
Net change in unrealized appreciation/(depreciation)	(214,877)
Net increase/(decrease) in net assets resulting from operations	(219,104)

Fund Share Transactions:
Proceeds from shares sold	11,393,567
Cost of shares redeemed	–
Transaction fees (see Note 6)	5,403
Net increase/(decrease) in net assets from capital share transactions	11,398,970

Total increase/(decrease) in net assets	11,179,866

Net Assets:
Beginning of period	—
End of period	$11,179,866

Change in Shares Outstanding:
Shares sold	475,000
Shares redeemed	–
Net increase/(decrease)	475,000

(1) Since Commencement of Operations on September 28, 2018.

The accompanying notes are an integral part of these financial statements.

Innovator S&P 500® Ultra Buffer ETF - July

Statement of Changes in Net Assets

Period Ended October 31, 2018 (1)

Operations:
Net investment income/(loss)	$(5,783)
Net realized gain/(loss)	–
Net change in unrealized appreciation/(depreciation)	(84,210)
Net increase/(decrease) in net assets resulting from operations	(89,993)

Fund Share Transactions:
Proceeds from shares sold	3,789,807
Cost of shares redeemed	–
Transaction fees (see Note 6)	1,895
Net increase/(decrease) in net assets from capital share transactions	3,791,702

Total increase/(decrease) in net assets	3,701,709

Net Assets:
Beginning of period	—
End of period	$3,701,709

Change in Shares Outstanding:
Shares sold	150,000
Shares redeemed	–
Net increase/(decrease)	150,000

(1) Since Commencement of Operations on August 7, 2018.

The accompanying notes are an integral part of these financial statements.

Innovator S&P 500® Ultra Buffer ETF - October

Statement of Changes in Net Assets

Period Ended October 31, 2018 (1)

Operations:
Net investment income/(loss)	$(3,454)
Net realized gain/(loss)	–
Net change in unrealized appreciation/(depreciation)	(116,407)
Net increase/(decrease) in net assets resulting from operations	(119,861)

Fund Share Transactions:
Proceeds from shares sold	13,706,003
Cost of shares redeemed	–
Transaction fees (see Note 6)	6,557
Net increase/(decrease) in net assets from capital share transactions	13,712,560

Total increase/(decrease) in net assets	13,592,699

Net Assets:
Beginning of period	—
End of period	$13,592,699

Change in Shares Outstanding:
Shares sold	575,000
Shares redeemed	–
Net increase/(decrease)	575,000

(1) Since Commencement of Operations on September 28, 2018.

The accompanying notes are an integral part of these financial statements.

Innovator S&P 500® Buffer ETF - July

Financial Highlights

	Period Ended
	October 31, 2018 (3)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$25.51

Operations:
Net investment income/(loss)	(0.03)
Net realized and unrealized gain/(loss)	(0.90)
Total from investment operations	(0.93)

Capital share transactions:
Transaction fees (see Note 6)	0.03

Change in net asset value for the period	(0.90)
Net asset value, end of period	$24.61

Total return	(3.53	)%(2)
	.
Ratios/supplemental data:
Net assets, end of period (000)	$3,691
Ratio of net expenses to average net assets (4)	0.79	%(1)
Ratio of net investment income/(loss) to average net assets	(0.78	)%(1)
Portfolio turnover rate	0	%(2)

(1) Annualized.

(2) Not annualized.

(3) Since Commencement of Operations on August 28, 2018.

(4) Does not include the impact of the expenses of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Innovator S&P 500® Buffer ETF - October

Financial Highlights

	Period Ended
	October 31, 2018 (3)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$24.49

Operations:
Net investment income/(loss)	(0.01)
Net realized and unrealized gain/(loss)	(1.07)
Total from investment operations	(1.08)

Capital share transactions:
Transaction fees (see Note 6)	0.01

Change in net asset value for the period	(1.07)
Net asset value, end of period	$23.42

Total return	(4.35	)%(2)

Ratios/supplemental data:
Net assets, end of period (000)	$21,082
Ratio of net expenses to average net assets (4)	0.79	%(1)
Ratio of net investment income/(loss) to average net assets	(0.79	)%(1)
Portfolio turnover rate	4	%(2)

(1) Annualized.

(2) Not annualized.

(3) Since Commencement of Operations on September 28, 2018.

(4) Does not include the impact of the expenses of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Innovator S&P 500® Power Buffer ETF - July

Financial Highlights

	Period Ended
	October 31, 2018 (3)
Per share operating performance
(For a share outstanding throughout each period)
Net asset value, beginning of period	$25.17

Operations:
Net investment income(loss)	(0.04)
Net realized and unrealized gain/(loss)	(0.39)
Total from investment operations	(0.43)

Capital share transactions:
Transaction fees (see Note 6)	0.01

Change in net asset value for the period	(0.42)
Net asset value, end of period	$24.75

Total return	(1.68	)%(2)

Ratios/supplemental data:
Net assets, end of period (000)	$3,712
Ratio of net expenses to average net assets (4)	0.79	%(1)
Ratio of net investment income/(loss) to average net assets	(0.79	)%(1)
Portfolio turnover rate	0	%(2)

(1) Annualized.

(2) Not annualized.

(3) Since Commencement of Operations on August 7, 2018.

(4) Does not include the impact of the expenses of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Innovator S&P 500® Power Buffer ETF - October

Financial Highlights

	Period Ended
	October 31, 2018 (3)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$24.49

Operations:
Net investment income/(loss)	(0.01)
Net realized and unrealized gain/(loss)	(0.95)
Total from investment operations	(0.96)

Capital share transactions:
Transaction fees (see Note 6)	0.01

Change in net asset value for the period	(0.95)
Net asset value, end of period	$23.54

Total return	(3.89	)%(2)

Ratios/supplemental data:
Net assets, end of period (000)	$11,180
Ratio of net expenses to average net assets (4)	0.79	%(1)
Ratio of net investment income/(loss) to average net assets	(0.79	)%(1)
Portfolio turnover rate	4	%(2)

(1) Annualized.

(2) Not annualized.

(3) Since Commencement of Operations on September 28, 2018.

(4) Does not include the impact of the expenses of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Innovator S&P 500® Ultra Buffer ETF - July

Financial Highlights

	Period Ended
	October 31, 2018 (3)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$25.17

Operations:
Net investment income/(loss)	(0.04)
Net realized and unrealized gain/(loss)	(0.46)
Total from investment operations	(0.50)

Capital share transactions:
Transaction fees (see Note 6)	0.01

Change in net asset value for the period	(0.49)
Net asset value, end of period	$24.68

Total return	(1.95	)%(2)

Ratios/supplemental data:
Net assets, end of period (000)	$3,702
Ratio of net expenses to average net assets (4)	0.79	%(1)
Ratio of net investment income/(loss) to average net assets	(0.79	)%(1)
Portfolio turnover rate	0	%(2)

(1) Annualized.

(2) Not annualized.

(3) Since Commencement of Operations on August 7, 2018.

(4) Does not include the impact of the expenses of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Innovator S&P 500® Ultra Buffer ETF - October

Financial Highlights

	Period Ended
	October 31, 2018 (3)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$24.49

Operations:
Net investment income/(loss)	(0.01)
Net realized and unrealized gain/(loss)	(0.85)
Total from investment operations	(0.86)

Capital share transactions:
Transaction fees (see Note 6)	0.01

Change in net asset value for the period	(0.85)
Net asset value, end of period	$23.64

Total return	(3.47	)%(2)
	.
Ratios/supplemental data:
Net assets, end of period (000)	$13,593
Ratio of net expenses to average net assets (4)	0.79	%(1)
Ratio of net investment income/(loss) to average net assets	(0.79	)%(1)
Portfolio turnover rate	3	%(2)

(1) Annualized.

(2) Not annualized.

(3) Since Commencement of Operations on September 28, 2018.

(4) Does not include the impact of the expenses of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Notes to Financial Statements

1.    ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) and is classified as an open-end management investment company.  The Trust currently consists of multiple operational series, of which six are covered in this report, collectively the (“Funds”): the Innovator S&P 500® Buffer ETF – July (“BJUL”), which commenced operation on August 28, 2018; the Innovator S&P 500® Power Buffer ETF – July (“PJUL”) and S&P 500® Ultra Buffer ETF – July (“UJUL”), which commenced operations on August 7, 2018; and the Innovator S&P 500® Buffer ETF – October (“BOCT”), S&P 500® Power Buffer ETF – October (“POCT”) and S&P 500® Ultra Buffer ETF – October (“UOCT”), which commenced operations on September 28, 2018.  The four operational series of the Trust covered outside of this report consist of: the Innovator IBD® 5O ETF, the Innovator IBD® ETF Leaders ETF, the Innovator IBD® Breakout Opportunities ETF and the Innovator Loup Frontier Tech ETF. The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, have a redemption fee and currently do not charge a 12b-1 fee to its shareholders. The Funds individually seek to track, before fees and expenses the S&P 500® Price Index up to a respective upside cap while providing a respective buffer for a given annual period.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Valuation:

The net asset value (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates fair value. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Exchange-traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$3,894,009	$-	$3,894,009
Short Term Investments	1,955	-	-	1,955
Total Assets	$1,955	$3,894,009	$-	$3,895,964

Liabilities
Options Written	$-	$202,941	$-	$202,941
Total Liabilities	$-	$202,941	$-	$202,941

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$22,504,928	$-	$22,504,928
Short Term Investments	10,568	-	-	10,568
Total Assets	$10,568	$22,504,928	$-	$22,515,496

Liabilities
Options Written	$-	$1,443,570	$-	$1,443,570
Total Liabilities	$-	$1,443,570	$-	$1,443,570

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$3,863,154	$-	$3,863,154
Short Term Investments	716	-	-	716
Total Assets	$716	$3,863,154	$-	$3,863,870

Liabilities
Options Written	$-	$148,510	$-	$148,510
Total Liabilities	$-	$148,510	$-	$148,510

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$11,138,130	$-	$11,138,130
Short Term Investments	5,389	-	-	5,389
Total Assets	$5,389	$11,138,130	$-	$11,143,519

Liabilities
Options Written	$-	$556,092	$-	$556,092
Total Liabilities	$-	$556,092	$-	$556,092

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$3,777,028	$-	$3,777,028
Short Term Investments	717	-	-	717
Total Assets	$717	$3,777,028	$-	$3,777,745

Liabilities
Options Written	$-	$72,782	$-	$72,782
Total Liabilities	$-	$72,782	$-	$72,782

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$13,922,981	$-	$13,922,981
Short Term Investments	5,678	-	-	5,678
Total Assets	$5,678	$13,922,981	$-	$13,928,659

Liabilities
Options Written	$-	$342,907	$-	$342,907
Total Liabilities	$-	$342,907	$-	$342,907

There were no Level 3 investments for the Funds during the reporting period.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2018 are as follows:

The effect of Derivative Instruments on the Statement of Assets and Liabilities as of the period ended October 31, 2018:

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments

	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BJUL	$3,894,009	$(202,941)
BOCT	22,504,928	(1,443,570)
PJUL	3,863,154	(148,510)
POCT	11,138,130	(556,092)
UJUL	3,777,028	(72,782)
UOCT	13,922,981	(342,907)

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2018:

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments

	Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
	Investments	Options Written	Investments	Options Written
BJUL	$(6,856)	$(1,749)	$(45,554)	$(57,896)
BOCT	-	-	9,592	(115,127)
PJUL	-	-	(53,136)	(19,769)
POCT	-	-	(192,630)	(22,247)
UJUL	-	-	(89,016)	4,806
UOCT	-	-	(153,656)	37,249

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The average volume of derivative activity during the period ended October 31, 2018, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJUL	$3,736,785	$(151,287)
BOCT	12,528,580	(774,021)
PJUL	3,495,332	(131,629)
POCT	6,845,181	(330,296)
UJUL	3,441,038	(80,692)
UOCT	8,219,749	(205,828)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Management of the Funds has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter) and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax returns for the fiscal periods ended October 31, 2018.  The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended October 31, 2018, the Funds did not incur any interest or penalties.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended October 31, 2018, the Funds made no such permanent book-to-tax reclassifications.

Distributions to Shareholders:

The Funds intend to declare and distribute net investment income, if any, as dividends annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis using the effective yield method.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

3.     INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to a investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.79%. Out of the unitary management fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds (“Fund Expenses”), including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Adviser’s unitary management fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Adviser for providing services for the Funds.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee for the services and facilities it provides payable on a monthly basis.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

4.     INVESTMENT TRANSACTIONS

For the period ended October 31, 2018, the Funds had the following purchases and sales of investment securities, other than short-term investments:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
BJUL	$–	$–	$–	$–
BOCT	–	2,552,343	–	104,333
PJUL	–	–	–	–
POCT	–	2,552,343	–	104,361
UJUL	–	–	–	–
UOCT	–	2,516,627	–	68,609

For the period ended October 31, 2018, the Funds did not have in-kind transactions associated with creations and redemptions.

5.     FEDERAL INCOME TAX INFORMATION

At October 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	BJUL	BOCT	PJUL	POCT	UJUL	UOCT

Cost of Portfolio	$3,693,023	$21,071,926	$3,715,360	$10,587,427	$3,704,963	$13,585,752
Gross Unrealized Appreciation	$–	$–	$–	$–	$–	$–
Gross Unrealized Depreciation	–	–	–	–	–	–
Net Unrealized Appreciation / (Depreciation)	$–	$–	$–	$–	$–	$–

The differences between book basis and tax basis cost on investments is primarily attributable to non-equity options marked-to-market.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

As of October 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	BJUL	BOCT	PJUL	POCT	UJUL	UOCT

Accumulated Capital and Other Losses	$(116,869)	$(111,397)	$(78,693)	$(219,104)	$(89,993)	$(119,861)
Other Gains / (Losses)	–	–	–	–	–	–
Undistributed Net Ordinary Income	–	–	–	–	–	–
Unrealized Appreciation/(Depreciation) on Investments	–	–	–	–	–	–
Total Distributable Earnings/(Accumulated Deficit)	$(116,869)	$(111,397)	$(78,693)	$(219,104)	$(89,993)	$(119,861)

At October 31, 2018, the Funds deferred the following post-October losses or late year ordinary losses:

	BJUL	BOCT	PJUL	POCT	UJUL	UOCT

Post-October Losses	$–	$–	$–	$–	$–	$–
Late Year Ordinary Losses	4,814	5,862	5,788	4,227	5,783	3,454

At October 31, 2018, the Funds had capital loss carryforwards as indicated below:

	BJUL	BOCT	PJUL	POCT	UJUL	UOCT

Indefinite Short-Term	$44,822	$42,214	$29,162	$85,951	$33,684	$46,563
Indefinite Long-Term	67,233	63,321	43,743	128,926	50,526	69,844

The Funds did not pay any distributions during the fiscal period ended October 31, 2018.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

6.     OFFERING PRICE PER SHARE

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. The Funds assess investors a transaction fee of $250 plus 0.05% of the value of the transaction on creations and redemptions of the respective Fund. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

7.     NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment.  The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The effective date for these disclosures is November 5, 2018.
Management has evaluated the amendments and their impact and has adopted the disclosure framework.

8.     OWNERSHIP BY AFFILIATES

As of October 31, 2018, an affiliate of the Funds owned shares in the secondary market of BJUL, BOCT, PJUL, POCT and UJUL.

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2018, an affiliate of the Funds owned shares in the secondary market of more than 25% of PJUL and UJUL shares.

INNOVATOR ETFs TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Innovator S&P 500® Buffer ETF – July, Innovator S&P 500® Buffer ETF – October, Innovator S&P 500® Power Buffer ETF – July, Innovator S&P 500® Power Buffer ETF – October, Innovator S&P 500® Ultra Buffer ETF – July and Innovator S&P 500® Ultra Buffer ETF – October and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator S&P 500® Buffer ETF – July, Innovator S&P 500® Buffer ETF – October, Innovator S&P 500® Power Buffer ETF – July, Innovator S&P 500® Power Buffer ETF – October, Innovator S&P 500® Ultra Buffer ETF – July and Innovator S&P 500® Ultra Buffer ETF – October (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2018, and the related statements of operations and changes in net assets and the financial highlights for the period August 7, 2018 (commencement of operations) to October 31, 2018 for Innovator S&P 500® Power Buffer ETF – July and Innovator S&P 500® Ultra Buffer ETF – July, and the related statements of operations and changes in net assets and the financial highlights for the period August 28, 2018 (commencement of operations) to October 31, 2018 for Innovator S&P 500® Buffer ETF – July, and the related statements of operations and changes in net assets and the financial highlights for the period September 28, 2018 (commencement of operations) to October 31, 2018 for Innovator S&P 500® Buffer ETF – October, Innovator S&P 500® Power Buffer ETF – October and Innovator S&P 500® Ultra Buffer ETF – October, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

INNOVATOR ETFs TRUST

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 21, 2018

 INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Name, Address and Age	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Independent Trustees
Mark Berg 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	President and Founding Principal of Timothy Financial Counsel Inc. (2001-present).	10	None
Joe Stowell 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (September 2015-present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007-2015).	10	Board of Advisors, Westmont College
Brian J. Wildman 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	Executive Vice President, Consumer Banking (March 2016-present), Chief Risk Officer (April 2013-March 2016), Head of Wealth Management (2003-2013) and Head of Commercial Services (2010-2013), MB Financial Bank.	10	MB Financial Bank (Since 2003); and Missionary Furlough Homes, Inc. (Since 2008).

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (1) 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer of Innovator Capital Management, LLC (May 2017-present); formerly Chairman (2010-2013) and President and CEO (2006-2010), Invesco PowerShares Capital Management LLC; formerly Co-Founder, President and CEO, PowerShares Capital Management (2002-2006); formerly Chairman; PowerShares Fund Board (2002-2013).	10	None
Officers
John W. Southard 120 N. Hale Street, Suite 200, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since May 2017	Chief Investment Officer, Innovator Capital Management, LLC (May 2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	10	Independent Trustee, ETF Managers Group, LLC (2012 to March 8, 2018)
James Nash (2) 10 High Street, Suite 302, Boston, MA 02110 Year of Birth: 1981	Chief Compliance Officer and Anti-Money Laundering Officer	Since June 2018	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016-Present); Senior Associate and Regulatory Administration Advisor, JPMorgan Chase & Co. (2014-2016); Product Analyst, Linedata Services (2011-2014).	10	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.
(1)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(2)	Jim Nash is an employee of Foreside Fund Officer Services, LLC, a wholly-owned subsidiary of the Funds’ principal underwriter.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

 INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

2.

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE INNOVATOR S&P 500® BUFFER ETF-JULY, INNOVATOR S&P 500® POWER BUFFER ETF-JULY AND INNOVATOR S&P 500® ULTRA BUFFER ETF-JULY

At a quarterly in-person Board meeting held on August 31, 2017, the Board considered approval of the Advisory Agreements with the Adviser, on behalf of the Innovator S&P 500® Buffer ETF – July, Innovator S&P 500® Power Buffer ETF – July and Innovator S&P 500® Ultra Buffer ETF – July ETFs, and the Sub-Advisory Agreements among the Trust, on behalf of the Funds, the Adviser and the Sub-Adviser, for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

 INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser pursuant to the agreements. With respect to the Advisory Agreements, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of the Sub-Adviser, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee the Sub-Adviser’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, the Sub-Adviser’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the Sub-Advisory Agreements, the Board reviewed the materials provided by the Sub-Adviser and noted the background and experience of the Sub-Adviser’s portfolio management team and the Sub-Adviser’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreements for the services to be provided. The Board noted that, under the unitary fee arrangement, the Innovator S&P 500® Buffer ETF – July, Innovator S&P 500® Power Buffer ETF – July and Innovator S&P 500® Ultra Buffer ETF – July ETFs each would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay the Sub-Adviser an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

 INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the Advisory Agreements, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and the Sub-Adviser to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to the Sub-Adviser from the unitary fee, was fair.

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and the Sub-Adviser, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and the Sub-Adviser. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and the Sub-Adviser were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

 INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE INNOVATOR S&P 500® BUFFER ETF-OCTOBER, INNOVATOR S&P 500® POWER BUFFER ETF-OCTOBER AND INNOVATOR S&P 500® ULTRA BUFFER ETF-OCTOBER

At a quarterly in-person Board meeting held on September 19, 2018, the Board considered approval of the Advisory Agreements with the Adviser, on behalf of the Innovator S&P 500® Buffer ETF – October, Innovator S&P 500® Power Buffer ETF – October and Innovator S&P 500® Ultra Buffer ETF – October ETFs, and the Sub-Advisory Agreements among the Trust, on behalf of the Funds, the Adviser and the Sub-Adviser, for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

 INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser pursuant to the agreements. With respect to the Advisory Agreements, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of the Sub-Adviser, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee the Sub-Adviser’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, the Sub-Adviser’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the Sub-Advisory Agreements, the Board reviewed the materials provided by the Sub-Adviser and noted the background and experience of the Sub-Adviser’s portfolio management team and the Sub-Adviser’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreements for the services to be provided. The Board noted that, under the unitary fee arrangement, the Innovator S&P 500® Buffer ETF – October, Innovator S&P 500® Power Buffer ETF – October and Innovator S&P 500® Ultra Buffer ETF – October ETFs each would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay the Sub-Adviser an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the Advisory Agreements, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and the Sub-Adviser to other funds (including ETFs) and non-fund clients, as

 INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to the Sub-Adviser from the unitary fee, was fair.

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and the Sub-Adviser, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and the Sub-Adviser. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and the Sub-Adviser were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

 INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

3.     PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

4.     INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

5.     HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

6.     ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

 INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

7.     TAX NOTICE

The following table lists the percentages of dividend income distributed for the year ended October 31, 2018, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
BJUL	0.00%	0.00%
BOCT	0.00	0.00
PJUL	0.00	0.00
POCT	0.00	0.00
UJUL	0.00	0.00
UOCT	0.00	0.00

The following table lists the percentage of ordinary income distributions paid by the Funds, for the year ended October 31, 2018 that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

% of Ordinary Income Distributions
Fund	Short-Term Capital Gain Distributions
BJUL	0.00%
BOCT	0.00
PJUL	0.00
POCT	0.00
UJUL	0.00
UOCT	0.00

INVESTMENT ADVISOR

Innovator Capital Management, LLC

120 North Hale Street, Suite 200

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Wildman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2018	FYE 10/31/2017
Audit Fees	$75,000	$28,000
Audit-Related Fees	-	-
Tax Fees	$35,000	$7,000
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2018	FYE 10/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2018	FYE 10/31/2017
Registrant	$35,000	$7,000
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Furnished herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Innovator ETFs Trust

By (Signature and Title)*        /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date             12/31/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date             12/31/2018

By (Signature and Title)*        /s/ John Southard

John Southard, Principal Financial Officer

Date             12/31/2018

* Print the name and title of each signing officer under his or her signature.